Investment (Equity method investment summarized financial information, "Home Inns") (Details) (Home Inns [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Home Inns [Member]
Schedule of equity method investments [Line Items]
Current assets	1,908,389
Non-current assets	6,013,060
Current liabilities	1,462,735
Non-current liabilities	2,635,492
Retain earnings	1,051,065
Total revenues	3,447,769
Income from operations	364,600
Net income	357,476